WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
WARRANT LIABILITIES
Schedule of warrant liability

		Units after	Units after
	Units -	25:1	further 35:1
	Original	Split	Split	FMV
Initial measurement-when issuing	2,722,224	108,889	3,112	$1,064,287
Subsequent share price change	14,291,677	571,668	16,334	399,759
Exercise of September 2024 Series A Warrants - 2024	(1,038,889)	(41,556)	(1,188)	(89,396)
Loss on September 2024 Series A Warrant remeasurement at December 31, 2024	—	—	—	50,282
Balance at December 31, 2024	15,975,012	639,001	18,258	$1,424,932
Exercise of September 2024 Series A Warrants - 2025	(1,500,000)	(60,000)	(1,715)	(126,180)
Re-measurement adjustment	—	—	—	(965,095)
FMV of September 2024 Series A Warrants at December 31, 2025	14,475,012	579,001	16,543	$333,657

The remeasurement of the September 2024 Series A Warrants resulted in a gain of $965,095 for the year ended December 31, 2025, and a loss of $50,282 for the year ended December 31, 2024. Such gain or loss was recognized in the consolidated statements of operations and comprehensive income (loss).

Summary of September 2024 Series B Warrants

The September 2024 Series B Warrants were exercised in full in 2024.

		Units after	Units after
	Units -	25:1	further 35:1
Assessments	Original	Split	Split	FMV
Initial - when issuing	2,722,224	108,889	3,112	$722,539
Subsequent share price change	5,835,330	233,413	6,669	$43,232
Exercise of September 2024 Series B Warrants in full - 2024	(8,557,554)	(342,302)	(9,781)	$(765,771)
Balance at December 31, 2024	—	—	—	$—